SCHEDULE OF BORROWINGS (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule Of Borrowings
Bank loan	$ 27,558	$ 37,650	$ 33,926
Bank loan	$ 288,618	394,310	407,772
Total		$ 431,960	$ 441,698